SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Fair Value of Asset Categories - 10K (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 473.9	$ 567.7
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67.2	145.9
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	406.7	421.8
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0	$ 1.9
Group Annuity Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.8	2.8
Group Annuity Contract [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Group Annuity Contract [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.8	2.8
Group Annuity Contract [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. small/mid cap equity [Member] | Common and Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.6	20.5
U.S. small/mid cap equity [Member] | Common and Preferred Stock [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.6	20.5
U.S. small/mid cap equity [Member] | Common and Preferred Stock [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. small/mid cap equity [Member] | Common and Preferred Stock [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. small/mid cap equity [Member] | Common and Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15.5	21.0
U.S. small/mid cap equity [Member] | Common and Collective Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. small/mid cap equity [Member] | Common and Collective Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15.5	21.0
U.S. small/mid cap equity [Member] | Common and Collective Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bonds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.9	17.5
Corporate bonds [Member] | Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.9	17.5
Corporate bonds [Member] | Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bonds [Member] | Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41.7	55.0
Corporate bonds [Member] | Fixed Income Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bonds [Member] | Fixed Income Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41.7	55.0
Corporate bonds [Member] | Fixed Income Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bonds [Member] | Common and Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61.5	75.4
Corporate bonds [Member] | Common and Collective Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bonds [Member] | Common and Collective Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61.5	75.4
Corporate bonds [Member] | Common and Collective Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bonds [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.8	6.8
Corporate bonds [Member] | Hedge funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bonds [Member] | Hedge funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.8	6.8
Corporate bonds [Member] | Hedge funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Government bonds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.9	13.6
Government bonds [Member] | Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.9	13.6
Government bonds [Member] | Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Government bonds [Member] | Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Government bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.9	10.9
Government bonds [Member] | Fixed Income Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Government bonds [Member] | Fixed Income Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.9	10.9
Government bonds [Member] | Fixed Income Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Government bonds [Member] | Common and Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	56.8	60.0
Government bonds [Member] | Common and Collective Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Government bonds [Member] | Common and Collective Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	56.8	60.0
Government bonds [Member] | Common and Collective Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Government bonds [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.6	(8.8)
Government bonds [Member] | Hedge funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Government bonds [Member] | Hedge funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.6	(8.8)
Government bonds [Member] | Hedge funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. large cap equity [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.7	68.5
U.S. large cap equity [Member] | Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.7	68.5
U.S. large cap equity [Member] | Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. large cap equity [Member] | Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. large cap equity [Member] | Common and Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.9	24.3
U.S. large cap equity [Member] | Common and Collective Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. large cap equity [Member] | Common and Collective Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.9	24.3
U.S. large cap equity [Member] | Common and Collective Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. large cap equity [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.8	9.1
U.S. large cap equity [Member] | Hedge funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. large cap equity [Member] | Hedge funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.8	9.1
U.S. large cap equity [Member] | Hedge funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International equities [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.0	7.3
International equities [Member] | Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.0	7.3
International equities [Member] | Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International equities [Member] | Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International equities [Member] | Common and Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77.8	89.9
International equities [Member] | Common and Collective Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International equities [Member] | Common and Collective Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77.8	89.9
International equities [Member] | Common and Collective Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International equities [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		15.9
International equities [Member] | Hedge funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0
International equities [Member] | Hedge funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		15.9
International equities [Member] | Hedge funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0
Emerging markets international equity [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.1	6.1
Emerging markets international equity [Member] | Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.1	6.1
Emerging markets international equity [Member] | Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Emerging markets international equity [Member] | Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Emerging markets international equity [Member] | Common and Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.5	17.6
Emerging markets international equity [Member] | Common and Collective Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Emerging markets international equity [Member] | Common and Collective Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.5	17.6
Emerging markets international equity [Member] | Common and Collective Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Emerging markets international equity [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4.1
Emerging markets international equity [Member] | Hedge funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0
Emerging markets international equity [Member] | Hedge funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4.1
Emerging markets international equity [Member] | Hedge funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0
Other [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.0	3.1
Other [Member] | Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.0	3.1
Other [Member] | Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other [Member] | Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other [Member] | Common and Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.5	3.1
Other [Member] | Common and Collective Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other [Member] | Common and Collective Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.5	3.1
Other [Member] | Common and Collective Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32.1	4.2
Other [Member] | Hedge funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other [Member] | Hedge funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32.1	4.2
Other [Member] | Hedge funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13.7	9.3
Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13.7	9.3
Cash and cash equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents [Member] | Common and Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(0.8)	3.7
Cash and cash equivalents [Member] | Common and Collective Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.3	0.0
Cash and cash equivalents [Member] | Common and Collective Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(1.1)	3.7
Cash and cash equivalents [Member] | Common and Collective Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.6	26.8
Cash and cash equivalents [Member] | Hedge funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents [Member] | Hedge funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.6	26.8
Cash and cash equivalents [Member] | Hedge funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0